ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of consolidated financial information of the Group's VIEs and its subsidiary included in consolidated financial statements after elimination of intercompany balances and transactions within the Group

	December 31,
	2020	2021

Total assets	$24,667	$9,294
Total liabilities	$5,178	$779

	Year ended December 31,
	2019	2020	2021

Revenues	$1,054	$6,827	$790
Net loss	$(8,496)	$(187)	$(295)

	Year ended December 31,
	2019	2020	2021

Net cash provided by operating activities	$1,193	$632	$3,758
Net cash (used in) / provided by investing activities	$(188)	$826	$381
Net cash provided by financing activities	$—	$—	$—